Fixed Assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment Line Items
Balance	$ 906
Balance	2,922	$ 906
Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	976	130
Additions through acquisition of a subsidiary	573
Additions	1,885	825
Effect of changes in exchange rates	(40)	22
Dispositions in the year		1
Balance	3,394	976
Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(70)	(3)
Depreciation during the year	394	67
Effect of changes in exchange rates	8
Dispositions in the year		0
Balance	(472)	(70)
Computer equipment [member]
Disclosure Of Property Plant And Equipment Line Items
Balance	57
Balance	127	57
Computer equipment [member] | Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	74	29
Additions through acquisition of a subsidiary	14
Additions	98	43
Effect of changes in exchange rates	2	2
Dispositions in the year		0
Balance	188	74
Computer equipment [member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(17)	(2)
Depreciation during the year	42	15
Effect of changes in exchange rates	2
Dispositions in the year		0
Balance	(61)	(17)
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment Line Items
Balance	48
Balance	102	48
Leasehold improvements [member] | Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	58	11
Additions through acquisition of a subsidiary	3
Additions	75	46
Effect of changes in exchange rates	(1)	1
Dispositions in the year		0
Balance	135	58
Leasehold improvements [member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(10)	0
Depreciation during the year	22	10
Effect of changes in exchange rates	1
Dispositions in the year		0
Balance	(33)	(10)
Laboratory Equipment [Member]
Disclosure Of Property Plant And Equipment Line Items
Balance	535
Balance	2,343	535
Laboratory Equipment [Member] | Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	573	89
Additions through acquisition of a subsidiary	556
Additions	1,608	466
Effect of changes in exchange rates	(56)	18
Dispositions in the year		0
Balance	2,681	573
Laboratory Equipment [Member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(38)	(1)
Depreciation during the year	296	37
Effect of changes in exchange rates	4
Dispositions in the year		0
Balance	(338)	(38)
Machinery and equipment [Member]
Disclosure Of Property Plant And Equipment Line Items
Balance	239
Balance	297	239
Machinery and equipment [Member] | Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	243	0
Additions through acquisition of a subsidiary	0
Additions	77	243
Effect of changes in exchange rates	13	0
Balance	333	243
Machinery and equipment [Member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(4)	0
Depreciation during the year	31	4
Effect of changes in exchange rates	1
Dispositions in the year		0
Balance	(36)	(4)
Office Furniture, Equipment And Accessories [Member]
Disclosure Of Property Plant And Equipment Line Items
Balance	27
Balance	53	27
Office Furniture, Equipment And Accessories [Member] | Cost
Disclosure Of Property Plant And Equipment Line Items
Balance	28	1
Additions through acquisition of a subsidiary	0
Additions	27	27
Effect of changes in exchange rates	2	1
Dispositions in the year		1
Balance	57	28
Office Furniture, Equipment And Accessories [Member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items
Balance	(1)	0
Depreciation during the year	3	1
Effect of changes in exchange rates	0
Dispositions in the year		0
Balance	$ (4)	$ (1)